RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2023
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

All related party transactions occurred in the normal course of operations.

Tiziana Life Sciences Ltd

Tiziana Life Sciences Ltd is a related party as the entity is controlled by a person that has significant influence over the Group. The Company shares premises and other resources with Tiziana Life Sciences Ltd and there is a shared services agreement in place between the Company and Tiziana Life Sciences Ltd. As at 31st March 2023, the Company had incurred $159,501 (2022: $107,132) worth of costs in relation to this agreement and at 31 March 2023 $184,150 (2022: $47,041) was due to Tiziana Life Sciences Ltd.

Tiziana Life Sciences Ltd also paid other invoices on behalf of the Company. As at March 31, 2023, Tiziana had paid $433,140 worth of costs on behalf of the Group, of which $230,000 was repaid by the Company in April 2023.

In August 2022, Tiziana Life Sciences Ltd issued a short-term credit facility to OKYO Pharma for $2m to support short term liquidity. The loan is available for a period of 6 months upon first draw-down and carries an interest rate of 16% per annum, with additional default interest of 4% if the loan is not repaid after the 6-month period. As at March 31, 2023 the full amount had been drawn down against the loan and $98,627 of interest had been accrued. The total balance due at 31 March 2023 for this loan was $2,207,209.

In February 2023, Tiziana Life Sciences Ltd issued an additional short-term credit facility to OKYO Pharma for $0.5m to further support short term liquidity, under the same terms as the loan above. As at March 31, 2023 $488,009 had been drawn down against the loan and $7,902 of interest had been accrued. The total balance due at 31 March 2023 for this loan was $7,902 as the principal of the loan was repaid during March 2023.

Directors

At March 31, 2023, the Company owed Gabriele Cerrone $61,736 for his fees from November 2022 to March 2023. This was subsequently paid on April 4, 2023. The Company also owed Gabriele Cerrone $96,872 in relation to the May 2022 offering, when it was agreed to compensate Mr Cerrone for the purchase of 25,000 ADSs in the market at a cost of $96,872 in order to take out a participant who no longer wished to be in the transaction, given that the offering might otherwise have failed.

At March 31, 2023, the Company owed John Brancaccio $3,293 for his fees for March 2023. This was subsequently paid on May 5, 2023.